EQUITY	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY

NOTE 13 – EQUITY

The Company is authorized to issue an unlimited number of Class A Ordinary Share at no par value and Class B Ordinary Share at no par value.

(i)	On February 14, 2025, prior to the effectiveness of the reverse share split, the Company issued 1,500,000 shares of Class A Ordinary Share for the acquisition of 21% equity interest of S T Meng Pte Ltd., at the current market value of $1.25 per share. With effect of the reverse share split on January 13, 2026, 75,000 shares of Class A Ordinary Share were issued.

(ii)	On May 30, 2025 and June 6, 2025, prior to the effectiveness of the reverse share split, the Company issued 35,296,063 and 4,774,235 shares of Class A Ordinary Share under the offerings with the aggregate gross proceeds of $9,176,098, at the price of $0.229 per share. With effect of the reverse share split on January 13, 2026, 2,003,515 shares of Class A Ordinary Share were issued.

(iii)	On December 11, 2025, prior to the effectiveness of the reverse share split, under the Amended 2023 Equity Incentive Plan, the Company issued 5,450,000 shares of Class A Ordinary Share to compensate the past contributions and performance achieved, and services rendered by certain directors, officers, and employees. With effect of the reverse share split on January 13, 2026, 272,500 shares of Class A Ordinary Share were issued.

Reverse Share Split

On December 31, 2025, the Board of Directors of the Company approved a reverse share split at the ratio of one-for-twenty (1-for-20) on the Class A Ordinary Share and Class B Ordinary Share of the Company at no par value effective January 13, 2026. The reverse share split reduced the number of issued and outstanding shares of Class A and Class B and had no effect to the unlimited authorized shares of Class A and Class B. All references made to share or per share amounts in the accompanying consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the effect of the reverse stock split.

As of December 31, 2025 and 2024, there were 2,736,435 and 385,420 shares of Class A Ordinary Share issued and outstanding, respectively.

As of December 31, 2025 and 2024, there were 14,286 and 14,286 shares of Class B Ordinary Share issued and outstanding, respectively.

The following is a summary of the rights, preferences, and terms of Class A Ordinary Share and Class B Ordinary Share:

Dividends

Holders of Class A Ordinary Share and Class B Ordinary Share are entitled to dividends when, as and if, declared by the board of directors of the Company. As of December 31, 2025 and 2024, the Company has not declared any dividends.

Voting

Holders of Class A Ordinary Share are entitled to one (1) vote per share.

Holders of Class B Ordinary Share are entitled to eighteen (18) votes per share.

Liquidation preference

Both holders of Class A and Class B Ordinary Share have the right to an equal share in the distribution of the surplus assets of the Company on its liquidation.

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Stated in US Dollars, except for number of shares)

Conversion

In no event shall Class A Ordinary Share be convertible into Class B Ordinary Share.

Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time at the option of the holder thereof. The right to convert shall be exercisable by the holder of the Class B Ordinary Share delivering a written notice to the Company that such holder elects to convert a specified number of Class B Ordinary Shares into Class A Ordinary Share. Upon any sale, transfer, assignment or disposition of any Class B Ordinary Share by a holder thereof to any person or entity who is not a Founder or Founder Affiliate, or upon a change of ultimate beneficial ownership of any Class B Ordinary Share to any person who is not a Founder or Founder Affiliate, such Class B Ordinary Share shall be automatically and immediately converted into the same number of Class A Ordinary Share.

Redemption

The Company may purchase, redeem or otherwise acquire and hold both Class A and Class B Ordinary Share with a consent of shareholders or Resolution of Directors authorizing the purchase, redemption or other acquisition contains a statement that the directors are satisfied, on reasonable grounds.

Class A ordinary shares and Class B ordinary shares are referred to as common stock throughout the notes to these consolidated financial statements, unless otherwise noted.

2023 Equity Incentive Plan

On December 18, 2023, the Company approved 2023 Equity Incentive Plan (the “Plan”) for compensating the contributions and performance achieved by directors, officers, employees and consultants. The maximum aggregate number of ordinary shares that may be issued under the Plan is 4,400,000 Class A Ordinary Shares.

On December 9, 2025, the Company approved Amended and Restated 2023 Equity Incentive Plan (the “Amended Plan”) with the maximum aggregate number of ordinary shares of 9,850,000 Class A Ordinary Shares.

With effect of the reverse share split on January 13, 2026, the maximum aggregate number of Class A Ordinary Share under the Amended Plans was 492,500 shares.

On December 9, 2025, the Company approved and granted an aggregate of 5,450,000 shares of Class A Ordinary Share of the Company, with no par value, for compensating the past contributions and performance achieved, and services rendered by certain directors, officers, employees, and consultants. With effect of the reverse share split on January 13, 2026, 272,500 shares of Class A Ordinary Share were issued.

On December 29, 2023, the Company approved and granted an aggregate of 2,350,000 shares of Class A Ordinary Share of the Company, with no par value, for compensating the past contributions and performance achieved, and services rendered by certain directors, officers, employees, and consultants. On June 28, 2024, the Company issued 295,000 Class A Ordinary Share. In July and December 2024, the Company issued the aggregate 327,681 Class A Ordinary Share. With effect of the reverse share split on January 13, 2026, 148,634 shares of Class A Ordinary Share were issued.

The fair value of the shares granted under the scheme is measured based on the closing price of the Company’s shares as reported by Nasdaq Exchange on the date of grant. For those shares vested immediately on the date of grant, the fair value is recognized as share-based compensation expense in the consolidated statements of operations and comprehensive loss.

As of December 31, 2025 and 2024, 71,366 and 71,366 shares of common stock are available to issue under the Amended Plan.

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Stated in US Dollars, except for number of shares)